Nature of Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Nature of Operations and Reorganization
Schedule of ownership structure of the major subsidiaries and VIE

		Percentage of
		Direct or Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Tianjin Dake Information Technology Co., Ltd. (“Tianjin Dake”)	The PRC, established in 2019	100%	Management consulting
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting
Hainan Shenke Information Technology Co., Ltd. (“Hainan Shenke”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	100%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiaries	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	100%	Investment holding

Schedule of financial information of the Group's VIE and the VIE's subsidiaries included in the accompanying consolidated financial statements

	December 31,	December 31,
	2021	2022
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	42,047	101,659
Restricted cash	—	100
Short‑term investments	99,017	22,247
Accounts receivable, net	179,986	197,503
Amounts due from the Company and its subsidiaries	16,137	16,361
Receivables due from related parties of the Group	3,620	804
Prepayments and other current assets	42,312	15,913
Non‑current assets:
Property and equipment, net	3,157	2,428
Intangible assets, net	808	1,249
Long-term investments, net	30,976	126,434
Operating lease right-of-use assets, net	13,818	30,911
Total assets	431,878	515,609
Current liabilities:
Accounts payable	56,069	53,465
Salary and welfare payables	37,631	33,998
Taxes payable	11,311	6,844
Deferred revenue	28,863	24,575
Amounts due to the Company and its subsidiaries	143,331	155,818
Amounts due to related parties of the Group	1,328	312
Accrued liabilities and other payables	12,621	23,185
Short-term bank loan	5,000	9,950
Operating lease liabilities	16,302	31,293
Non-current liabilities:
Operating lease liabilities	586	15,093
Other non-current liabilities	—	615
Total liabilities	313,042	355,148

	For the year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Inter-company revenues	—	25	—
Third-party revenues	386,861	316,632	320,526
Cost of revenues	(282,772)	(147,654)	(211,698)
Gross profit	104,089	169,003	108,828
Operating expenses	(284,163)	(190,249)	(131,984)
Loss from operations	(180,074)	(21,246)	(23,156)
Gain on disposal of a subsidiary	—	—	38,019
Share of loss from equity method investments	—	26	523
Long-term investments income/(loss), net	—	—	15,964
Short-term investments income	1,416	1,768	1,262
Others, net	12,021	5,602	9,402
Income/(Loss) before income tax	(166,637)	(13,850)	42,014
Income tax expenses	(3,814)	(111)	(361)
Net income/(loss)	(170,451)	(13,961)	41,653

	For the year Ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	57,273	266,927	77,322
Purchase of short-term investments	(504,571)	(571,110)	(417,490)
Proceeds from maturities of short-term investments	423,937	594,927	494,709
Investment in long-term investments	—	(30,950)	(38,970)
Loan paid to inter-company entities	(150)	(5,000)	—
Loan collected from related parties	—	—	2,000
Loan collected from inter-company entities	—	5,000	100
Cash received from customer in relation to advertisement agent services	—	26,295	70,208
Cash paid on behalf of the customer in relation to advertisement agent services	—	(179,036)	(64,054)
Others	(2,777)	(4,180)	(3,361)
Net cash (used in)/provided by investing activities	(83,561)	(164,054)	43,142
Proceeds from initial public offering, net of issuance costs	(6,000)	—	—
Capital injection from noncontrolling interest shareholders	520	750	174
Proceeds from loans provided by inter-company entities	35,910	25,010	—
Repayments of loans provided by inter-company entities	(5,000)	(103,080)	(65,876)
Others	(19)	5,000	4,950
Net cash provided by/(used in) financing activities	25,411	(72,320)	(60,752)
Increase/(Decrease) in cash, cash equivalents and restricted cash	(877)	30,553	59,712
Cash, cash equivalents and restricted cash at beginning of year	12,371	11,494	42,047
Cash, Cash equivalents and restricted cash at end of year	11,494	42,047	101,759